                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES
                  VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
                VAN KAMPEN FLORIDA INSURED TAX FREE INCOME FUND
                    VAN KAMPEN INSURED TAX FREE INCOME FUND
               VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND
                        VAN KAMPEN MUNICIPAL INCOME FUND
                    VAN KAMPEN NEW YORK TAX FREE INCOME FUND
                      VAN KAMPEN TAX FREE HIGH INCOME FUND

                  VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND

                     SUPPLEMENT DATED APRIL 24, 2000 TO THE
                       PROSPECTUS DATED JANUARY 28, 2000,
                SUPERCEDING THE SUPPLEMENT DATED MARCH 10, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The first sentence of the fifth paragraph in the section entitled "PURCHASE OF SHARES--GENERAL" is hereby deleted and replaced with the following:

        The net asset value per share for each class of shares of the Fund is determined once daily as of the close of trading on the New York Stock Exchange (the "Exchange")(currently 4:00 p.m., New York time) each day the Exchange is open for trading except on any day on which no purchase or redemption orders are received or there is not a sufficient degree of trading in the Fund's portfolio securities such that the Fund's net asset value per share might be materially affected.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS--BOARD OF TRUSTEES" is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS--OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell* and Tanya M. Loden*, effective January 31, 2000, Dennis J. McDonnell*, effective March 31, 2000, and by deleting and replacing Stephen L. Boyd's title of Vice President with Executive Vice President and Chief Investment Officer, and Edward C. Wood III*, Vice President, with John H. Zimmermann, III*, Vice President, effective April 17, 2000.

    (4) The independent accountants' information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION" is hereby deleted in its entirety.
                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES
                  VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
                VAN KAMPEN FLORIDA INSURED TAX FREE INCOME FUND
                    VAN KAMPEN INSURED TAX FREE INCOME FUND
               VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND
                        VAN KAMPEN MUNICIPAL INCOME FUND
                    VAN KAMPEN NEW YORK TAX FREE INCOME FUND
                      VAN KAMPEN TAX FREE HIGH INCOME FUND

                  VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND

                     SUPPLEMENT DATED APRIL 24, 2000 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 28, 2000

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Paul G. Yovovich, effective April 14, 2000.

     (2) The section entitled "TRUSTEES AND OFFICERS--OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell and Tanya M. Loden, effective January 31, 2000, Dennis J. McDonnell, effective March 31, 2000, and Edward C. Wood, III and Stephen L. Boyd, effective April 17, 2000, and by adding the following:

Stephen L. Boyd...........................  Executive Vice President and Chief Investment Officer of
Date of Birth: 11/16/40                     Van Kampen Investments, and President and Chief Operating
Executive Vice President and                Officer of the Advisers. Executive Vice President and
Chief Investment Officer                    Chief Investment Officer of each of the funds in the Fund
Age: 59                                     Complex and certain other investment companies advised by
                                            the Advisers or their affiliates. Prior to April 2000,
                                            Vice President and Chief Investment Officer of the
                                            Advisers. Prior to October 1998, Vice President and
                                            Senior Portfolio Manager with AIM Capital Management,
                                            Inc. Prior to February 1998, Senior Vice President and
                                            Portfolio Manager of Van Kampen American Capital Asset
                                            Management, Inc., Van Kampen American Capital Investment
                                            Advisory Corp. and Van Kampen American Capital
                                            Management, Inc.
John H. Zimmermann, III...................  Senior Vice President and Director of Van Kampen
Date of Birth: 11/25/57                     Investments, President and Director of the Distributor
Vice President                              and President of Van Kampen Insurance Agency of Illinois
Age: 42                                     Inc. Vice President of each of the funds in the Fund
                                            Complex. From November 1992 to December 1997, Senior Vice
                                            President of the Distributor.

     (3) The information under the section "OTHER INFORMATION--INDEPENDENT ACCOUNTANTS" is hereby deleted in its entirety and replaced with the following:

     Independent accountants for the Fund perform an annual audit of the Fund's financial statements. KPMG LLP, located at 303 West Wacker Drive, Chicago, Illinois 60601 ("KPMG"), has ceased being the Fund's independent accountants effective April 14, 2000. The cessation of the client-auditor relationship between the Fund and KPMG was based solely on a possible future business relationship by KPMG with an affiliate of the Fund's investment adviser. The Fund's Board of Trustees and management are in the process of engaging new independent accountants for the audit of the Fund's financial statements.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE